Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents		€ 7,268.3	€ 6,951.8
Short-term investments		107.7	638.5
Accounts receivable, net		5,323.8	3,028.0
Finance receivables, net		1,356.7	1,185.6
Current tax assets		33.4	42.0
Contract assets		131.9	164.6
Inventories, net		7,199.7	5,179.2
Other assets	[1]	1,643.4	1,000.5
Total current assets		23,064.9	18,190.2
Finance receivables, net		0.0	383.0
Deferred tax assets		1,672.8	1,098.7
Loan receivable	[2]	364.4	124.4
Other assets	[3]	739.8	887.0
Equity method investments		923.6	892.5
Goodwill		4,555.6	4,555.6
Other intangible assets, net		842.4	952.1
Property, plant and equipment, net		3,944.2	2,982.7
Right-of-use assets		192.7	164.8
Total non-current assets		13,235.5	12,040.8
Total assets		36,300.4	30,231.0
Liabilities and shareholders’ equity
Accounts payable	[4]	2,565.2	2,116.3
Accrued and other liabilities	[5]	1,875.9	1,435.5
Current tax liabilities		315.3	301.9
Current portion of long-term debt		746.2	509.1
Contract liabilities		12,481.0	7,935.2
Total current liabilities		17,983.6	12,298.0
Long-term debt		3,514.2	4,075.0
Deferred and other income tax liabilities		267.0	240.6
Contract liabilities		5,269.9	3,225.7
Accrued and other liabilities		454.9	251.1
Total non-current liabilities		9,506.0	7,792.4
Total liabilities		27,489.6	20,090.4
Issued and outstanding shares		36.3	36.5
Share premium		3,940.8	3,876.1
Treasury shares at cost		(4,641.3)	(2,422.8)
Retained earnings		9,046.7	8,317.3
Accumulated other comprehensive income		428.3	333.5
Total shareholders’ equity		8,810.8	10,140.6
Total liabilities and shareholders’ equity		€ 36,300.4	€ 30,231.0

[1]	Other assets – current includes amounts with related parties of €479.9 million and €288.5 million at December 31, 2022 and 2021, respectively.
[2]	Loan receivable includes amounts with related parties of €364.4 million and €124.4 million at December 31, 2022 and 2021, respectively.
[3]	Other assets – non-current includes amounts with related parties of €620.4 million and €694.3 million at December 31, 2022 and 2021, respectively.
[4]	Accounts Payable includes amounts with related parties of €269.2 million and €482.7 million at December 31, 2022 and 2021, respectively.
[5]	Accrued and other liabilities – current includes amounts with related parties of €111.2 million and €0.0 million at December 31, 2022 and 2021, respectively.